DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

25. DISCONTINUED OPERATIONS

a.             Disposal of 4 Disposed Businesses

In the fourth quarter of 2011, the Group decided to concentrate its resources and focus on the Group’s core businesses. On December 2, 2011, the Company sold Xi’an Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding to Beijing Tongshengle Investment Co., Ltd., (“Tongshengle”) for cash consideration of RMB 35,000, which was due to be received by December 31, 2012. By December 31, 2012, the Company received cash payment of RMB 21,000. The total impairment loss recognized prior to the disposal of the above 4 Disposed Businesses was RMB 118,318 and after the recognition of the impairment loss no disposal loss was recorded regarding the above 4 Disposed Businesses. Three of the businesses were part of the Tutoring segment, and Tianjin Holding was part of the Career Enhancement segment.

The Company will not generate any further cash flows and will have no significant continuing involvement in the operations of the 4 Disposed Businesses after December 30, 2011. The revenues and expenses related to the operations of the 4 Disposed Businesses have been segregated from continuing operations and reported as discontinued operations for all periods in accordance with ASC360-10-35.

b.             Disposal of Beijing Century College Group

On December 30, 2011, the Company entered into a sale and purchase agreement to dispose of Beijing Century College and its 100% owned subsidiary Beijing Siwa Century Facility Management Co. (together “Beijing Century College Group”) to Xihua Investment Group (“Xihua Group”),with consideration of RMB 309,049 including a) receivables in cash and shares; b) a waiver of liabilities to Xihua Group; c) a transfer of amounts due to Beijing Century College Group to Xihua Group; and d) partially offset by a waiver of amounts due from Beijing Century College Group.

As of December 31, 2011, the transaction had not been completed and the parties were still in the process commencing the legal transfer process. Beijing Century College Group has been classified as assets and liabilities held for sale since the Group will have no continuing involvement in the College following the disposal.

By December 31, 2012, the transaction to sell Beijing Century College Group had been completed with the outstanding consideration receivable from Xihua Group of RMB 133,100 as of December 31, 2012.Subsequently, the Group has transferred the receivable from Xihua Group to Suzhou Qingrun, with allocated consideration of RMB 25,300, and the excessive portion fully written off as of December 31, 2012(See Note 5(i)).

The Company will not generate any further cash flows and have no significant continuing involvement in the operations of the Beijing Century College Group after December 31, 2012. The revenues and expenses related to the operations of the Beijing Century College Group have been segregated from continuing operations and reported as discontinued operations for all periods.

c.              Assets and liabilities classified as held for sale

The Group has recognized total assets of RMB 1,078,092and nil as of December 31, 2012 and 2013, respectively, to be assets classified as held for sale, and total liabilities of RMB 381,051and nil as of December 31, 2012 and 2013, respectively, to be liabilities classified as held for sale.

Taishidian Holding

On the board meeting at December 19, 2012, management proposed and was authorized by the board to explore possible sale of Soochow University to Kunshan government, subject to the parameters of 1) the consideration should be at least equal to the book value for Soochow University and 2) the consideration should be payable at closing in cash (and not as an account receivable over time). As of December 31, 2012, management had the intention to dispose the Soochow University and the transaction of the disposal was completed July2013. Financial statements for fiscal years of 2011 and 2012 have been adjusted to present the operations of Taishidian Holding as a discontinued operation.

In conjunction with the discontinued operations of Soochow University, the Group did not record an impairment loss of in fiscal year 2012as the management estimated the consideration to be at least equal to the book value of Soochow University. The assets and liabilities of Soochow University are included in the captions “Assets classified as held for sale” and “Liabilities classified as held for sale”, in the accompanying consolidated balance sheets at December 31, 2012 and consist of the following:

As of December 31, 2012
RMB
Assets classified as held for sale
Cash and cash equivalents	985
Term deposits	85,677
Accounts receivable, net of allowance	567
Amounts due from related parties	4,550
Prepaid expenses and other current assets	41,380
Amounts due from related parties, non-current	22,284
Property and equipment, net	298,858
Intangible assets, net	11,569
Land use rights	108,838
Goodwill	75,079
Total assets	649,787

Liabilities classified as held for sale
Short-term borrowings	(2,000)
Accounts payable-trade	(27,613)
Accrued expenses and other current liabilities	(33,782)
Deferred revenue	(79,833)
Income tax payable	(19,706)
Amount due to related parties	(47,620)
Current portion of Long-term borrowings	(28,500)
Long-term borrowings	(18,000)
Deferred tax liabilities, non-current	(8,432)
Non-current portion of consideration payable for acquisitions and others	(27,409)
Total liabilities	(292,895)

Amount due to the Group’s continuing operation recorded by Taishidian Holding approximates RMB 142,753 as of December 31, 2012, which were excluded from the liabilities classified as held, because they were eliminated in the consolidated financial statements.

21st School

In the first quarter of 2013, management planed to seek potential buyer to dispose 21st schools to improve the cash flows positions. In April 2013, the Group returned the remaining operating rights back to Xihua Group with consideration of RMB 60,000. An impairment loss of RMB 15,928 in intangible assets and an impairment loss of RMB 34,122 in goodwill were recognized for 21st school for the year ended December 31, 2012.Financial statements for fiscal years of 2011 and 2012 have been adjusted to present the operations of 21st School as a discontinued operation.

As of December 31, 2012, the assets and liabilities held by 21st school are as follows:

As of December 31, 2012
RMB
Assets classified as held for sale
Cash and cash equivalents	10,095
Prepaid expenses and other current assets	56
Deferred tax assets, current portion	1,105
Property and equipment, net	214,436
Intangible assets, net	24,652
Land use rights	126,697
Goodwill	50,284
Deferred tax assets, non-current portion	980
Total assets	428,305

Liabilities classified as held for sale
Accounts payable-trade	(6,473)
Accrued expenses and other current liabilities	(27,274)
Deferred revenue	(12,104)
Income tax payable	(6,965)
Deferred tax liabilities, non-current	(35,340)
Total liabilities	(88,156)

d.             Discontinued operations

Following are revenues and income (loss) from discontinued operations:

(1) Xi’an Tutoring

	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	26,756	—	—
Impairment loss (note(i))	(36,303)	—	—
Income/(loss) from discontinued operation	(36,876)	—	—
Income tax expense	—	—	—
Income/(loss) from discontinued operation, net of income tax	(36,876)	—	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	(36,876)	—	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,488 for the year ended December 31, 2011.

(2) Shandong Software Companies

	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	—	—	—
Impairment loss (note(i))	(39,758)	—	—
Income/(loss) from discontinued operation	(43,315)	—	—
Income tax benefit/ (expense)	533	—	—
Income/(loss) from discontinued operation, net of income tax	(42,782)	—	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	(42,782)	—	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 2,688 for the year ended December 31, 2011.

(3) Guangzhou HP Tutoring

	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	—	—	—
Impairment loss (note(i))	(29,073)	—	—
Income/(loss) from discontinued operation	(30,074)	—	—
Income tax benefit/ (expense)	316	—	—
Income/(loss) from discontinued operation, net of income tax	(29,758)	—	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	(29,758)	—	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,285 for the year ended December 31, 2011.

(4) Tianjin Holding

	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	5,161	—	—
Impairment loss (note(i))	(13,183)	—	—
Income/(loss) from discontinued operation	(16,518)	—	—
Income tax benefit/ (expense)	6	—	—
Income/(loss) from discontinued operation, net of income tax	(16,512)	—	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	(16,512)	—	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 585 for the year ended December 31, 2011.

(5) Beijing Century College Group

	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	128,870	—	—
Impairment loss(note(i))	(8,928)	—	—
Income/(loss) from discontinued operation	5,439	—	—
Income tax benefit/ (expense)	908	—	—
Income/(loss) from discontinued operation, net of income tax	6,347	—	—
Loss on sale of discontinued operation, net of income tax	—	(15,908)	—
Income/(loss) from and on sale of discontinued operation, net of income tax	6,347	(15,908)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 7,758 for the year ended December 31, 2012.

(6) Taishidian Holding

	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	115,370	103,382	50,043
Impairment loss(note(i))	—	—	—
Income/(loss) from discontinued operation	1,427	12,395	(22,735)
Income tax benefit/ (expense)	(3,391)	(3,669)	(6,637)
Income/(loss) from discontinued operation, net of income tax	(1,964)	8,726	(29,372)
Loss on sale of discontinued operation, net of income tax	—	—	(174,629)
Income/(loss) from and on sale of discontinued operation, net of income tax	(1,964)	8,726	(204,001)

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 5,538 for the year ended December 31, 2012.

(7) 21st School

	Years ended December, 31
	2011	2012	2013
	RMB	RMB	RMB
Revenues	75,502	82,283	17,939
Impairment loss	(25,336)	(50,050)	—
Income from discontinued operations	(21,735)	(55,846)	3,312
Income tax benefit/ (expense)	(1,602)	6,140	(578)
Income from discontinued operations, net of income tax	(23,337)	(49,706)	2,734
Loss on sale of discontinued operation, net of income tax	—	—	(74,938)
Income/(loss) from and on sale of discontinued operation, net of income tax	(23,337)	(49,706)	(72,204)